UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F


FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: _______March 2007______

Check here if Amendment 		[X]; Amendment Number: ______
This Amendment (Check only one.): 	[  ] is a restatement.
[X] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	 ____Mohican Financial Management, LLC_______
Address: _____21 Railroad Ave, Suite 35________________
 _____Cooperstown, NY 13326_________________
 __________________________________________


Form 13F File Number: 28-12023_____


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	 ___Eric Hage_______________________________
Title:	 ___Chief Investment Officer___________________
Phone:	 ___607.547.1357_____________________________


Signature, Place, and Date of Signing:


____Eric Hage__ ____Cooperstown, NY__ ____January 26, 2007___


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	 _______NONE________
Form 13F Information Table Entry Total:	 ________56__________
Form 13F Information Table Value Total:  ______112,089_________
                                             (thousands)



Name Of Issuer Title of Class
Cusip
Number
Value
(x1000)
Shr/Prn
Amount
SH
PRN
PUT
CALL
Investment
Discretion
Other
Managers Sole Shared Other


***NORTEL NETWORKS CORP
 CONVERTIBLE CORPORAT
656568AC6 802 800,000
PRN Sole 800,000

***SUNTECH PWR HLDGS CO LTD
 CONVERTIBLE CORPORAT
86800CAA2 3,468 3,375,000
PRN Sole 3,375,000

AAR CORP -W/RTS TO PUR C/STK
CONVERTIBLE CORPORAT
000361AF2 6,282 4,030,000
PRN Sole 4,030,000

ALPHARMA INC-CL A A CONVERTIBLE
CORPORAT 020813AH4 1,000
1,000,000 PRN Sole 1,000,000

AMBASSADORS INTERNATIONAL INC
CONVERTIBLE CORPORAT
023178AB2 6,293 6,000,000
PRN Sole 6,000,000

ARVINMERITOR INC
CONVERTIBLE CORPORAT
043353AG6 2,067 2,150,000
PRN Sole 2,150,000

ATS MEDICAL INC CONVERTIBLE
CORPORAT 002083AA1
0 1,200,000 PRN Sole 1,200,000

BARNES GROUP INC W/RTS TO PUR
CONVERTIBLE CORPORAT 067806AC3
2,000 2,000,000 PRN Sole 2,000,000

BORLAND SOFTWARE CORP
CONVERTIBLE CORPORAT
099849AA9 1,855 1,800,000
PRN Sole 1,800,000

C&D TECHNOLOGIES INC
CONVERTIBLE CORPORAT
124661AA7 1,647 1,750,000
PRN Sole 1,750,000

CERADYNE INC CALIF CONVERTIBLE
CORPORAT 156710AA3
1,906 1,650,000 PRN Sole 1,650,000

CHARTER COMMUNICATIONS INC
DEL CONVERTIBLE CORPORAT
16117MAE7 2,713 2,000,000
PRN Sole 2,000,000

CHINA MED TECHNOLOGIES INC
ADR CONVERTIBLE CORPORAT
169483AA2 1,320 1,300,000
PRN Sole 1,300,000

CUBIST PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
229678AC1 2,921
3,000,000 PRN Sole 3,000,000

CURAGEN CORP CONVERTIBLE CORPORAT
23126RAE1 1,598 2,000,000
PRN Sole 2,000,000

CYPRESS SEMICONDUCTOR CORP
CONVERTIBLE CORPORAT
232806AJ8 2,421 2,400,000
PRN Sole 2,400,000

DECODE GENETICS INC
CONVERTIBLE CORPORAT
243586AB0 1,370 2,000,000
PRN Sole 2,000,000

DEVELOPERS DIVERSIFIED REALTY
CONVERTIBLE CORPORAT
251591AR4 197 200,000
PRN Sole 200,000

EARTHLINK INC
CONVERTIBLE CORPORAT
270321AA0 3,798
3,500,000 PRN Sole
3,500,000

EDGE PETROLEUM CORPORATION
CONVERTIBLE PREFERRE
279862205 1,678 33,360
SH Sole 33,360

EDO CORP
CONVERTIBLE CORPORAT
281347AE4 2,035 2,000,000
PRN Sole 2,000,000

EMCORE CORP
CONVERTIBLE CORPORAT
290846AC8 2,447 2,500,000
PRN Sole 2,500,000

EMPIRE RESORTS INC
CONVERTIBLE CORPORAT
292052AB3 1,592 1,500,000
PRN Sole 1,500,000

FAIR ISAAC & CO INC
CONVERTIBLE CORPORAT
303250AD6 1,241 1,200,000
PRN Sole 1,200,000

FIRST POTOMAC RLTY TR
CONVERTIBLE CORPORAT
33612BAA4 2,250 2,250,000
PRN Sole 2,250,000

FRONTIER AIRLINES INC
NEW CONVERTIBLE CORPORAT
359065AA7 1,318 1,475,000
PRN Sole 1,475,000

Freeport-McMoran Copper & Gold
CONVERTIBLE PREFERRE
35671D782 1,707 16,000
SH Sole 16,000

GENCORP INC -W/RTS TO PUR PFD
CONVERTIBLE CORPORAT
368682AL4 1,246 1,320,000
PRN Sole 1,320,000

GREY WOLF INC
CONVERTIBLE CORPORAT
397888AD0 2,290 2,000,000
PRN Sole 2,000,000

HILTON HOTELS CORP
CONVERTIBLE CORPORAT
432848AZ2 4,879 3,000,000
PRN Sole 3,000,000

HOSPITALITY PROPERTIES TRUST
CONVERTIBLE CORPORAT
44106MAJ1 869 850,000
PRN Sole 850,000

HOST HOTELS & RESORTS INC
CONVERTIBLE CORPORAT
44107TAE6 974 1,000,000
PRN Sole 1,000,000

ILLUMINA INC
CONVERTIBLE CORPORAT
452327AA7 1,430 1,600,000
PRN Sole 1,600,000

INCYTE PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
45337CAE2 3,490 4,000,000
PRN Sole 4,000,000

INVITROGEN CORP
CONVERTIBLE CORPORAT
46185RAL4 986 1,000,000
PRN Sole 1,000,000

ISIS PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
464337AD6 861 900,000
PRN Sole 900,000

K2 INC
CONVERTIBLE CORPORAT
482732AB0 2,906 2,700,000
PRN Sole 2,700,000

KYPHON INC
CONVERTIBLE CORPORAT
501577AB6 2,392 2,425,000
PRN Sole 2,425,000

LECROY CORP
CONVERTIBLE CORPORAT
52324WAA7 2,250 2,500,000
PRN Sole 2,500,000

LEVEL 3 COMMUNICATIONS INC
CONVERTIBLE CORPORAT
52729NBK5 4,568 3,500,000
PRN Sole 3,500,000

MACROVISION CORP
CONVERTIBLE CORPORAT
555904AA9 1,120 1,000,000
PRN Sole 1,000,000

MACROVISION CORP
CONVERTIBLE CORPORAT
555904AB7 1,428 1,275,000
PRN Sole 1,275,000

MOTIENT CORPORATION
MISCELLANEOUS EQUITI
619908601 2,000 2,500 SH
Sole 2,500

NEWPORT CORP
CONVERTIBLE CORPORAT
651824AA2 1,815 1,900,000
PRN Sole 1,900,000

NPS PHARMACEUTICALS INC
CONVERTIBLE CORPORAT
62936PAB9 2,021 2,200,000
PRN Sole 2,200,000

ON SEMICONDUCTOR
CONVERTIBLE CORPORAT
682189AC9 1,441 1,000,000
PRN Sole 1,000,000

PIONEER COS INC
CONVERTIBLE CORPORAT
723643AA0 2,095 2,000,000
PRN Sole 2,000,000

PROLOGIS TR
CONVERTIBLE CORPORAT
743410AP7 1,574 1,600,000
PRN Sole 1,600,000

QUANTUM CORP
CONVERTIBLE CORPORAT
747906AE5 2,846 3,000,000
PRN Sole 3,000,000

RF MICRO DEVICES INC
NASDAQ OTC ISSUES
749941100 174 27,900
SH Sole 27,900

SCHOOL SPECIALTY INC
CONVERTIBLE CORPORAT
807863AE5 1,036 1,000,000
PRN Sole 1,000,000

SPSS INC
CONVERTIBLE CORPORAT
78462KAA0 409 400,000
PRN Sole 400,000

TRINITY INDS INC
CONVERTIBLE CORPORAT
896522AF6 3,806 3,460,000
PRN Sole 3,460,000

VECTOR GROUP LTD
CONVERTIBLE CORPORATE BONDS
92240MAD0 780 590,000
PRN  Sole  590,000

VECTOR GROUP LTD
CONVERTIBLE CORPORATE BONDS
92240MAJ7 619 500,000
PRN  Sole  500,000


WORLD ACCEPTANCE CORP-DEL
CONVERTIBLE CORPORAT
981417AA6 1,858 2,000,000
PRN Sole 2,000,000


Rows - 56
Number of other managers - 0